Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Grant revenues	$ 295,735	$ 47,600	$ 828,918	$ 428,081	$ 882,956
Operating expenses:
Research and development	551,795	438,004	1,970,859	1,693,102	1,812,969
General and administrative	292,667	906,505	2,131,426	1,429,731	1,807,605
Total operating expenses	844,462	1,344,509	4,102,285	3,122,833	3,620,574
Loss from operations	(548,727)	(1,296,909)	(3,273,367)	(2,694,752)	(2,737,618)
Other income:
Interest income	386	630	1,666	5,465	4,063
Total other income	386	630	1,666	5,465	4,063
Net loss	$ (548,341)	$ (1,296,279)	$ (3,271,701)	$ (2,689,287)	$ (2,733,555)
Basic and diluted:
Loss per common share (in dollars per share)	$ (0.01)	$ (0.04)	$ (0.08)	$ (0.08)	$ (0.10)
Weighted average shares outstanding (in shares)	55,350,974	34,599,625	41,516,514	31,950,813	26,645,140